Financial instruments (Tables)	6 Months Ended
Apr. 30, 2023
Statement [Line Items]
Summary of Credit Risk Exposures

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)(2)	As at
	April 30, 2023			January 31 2023	October 31 2022
	Revised Basel III			Basel III	Basel III
($ millions)	IRB	Standardized	Total	Total	Total

By exposure sub-type
Non-retail
Drawn (3)(4)	$472,619	$73,605	$546,224	$553,504	$534,978
Undrawn commitments	99,457	7,220	106,677	132,184	132,195
Other exposures (5)	108,718	6,135	114,853	131,983	130,471
Total non-retail	$680,794	$86,960	$767,754	$817,671	$797,644
Retail (6)
Drawn	$291,925	$114,270	$406,195	$400,268	$392,143
Undrawn commitments and other exposures	96,283	8,893	105,176	59,193	57,913
Total retail	$388,208	$123,163	$511,371	$459,461	$450,056
Total	$1,069,002	$210,123	$1,279,125	$1,277,132	$1,247,700
(1)	Regulatory amounts reported as at Q2 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in prior quarters.
(2)	After credit risk mitigation and excludes equity securities and other assets.
(3)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans .
(4)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(5)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(6)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at
	April 30, 2023 (1)			April 30	January 31	April 30
($ millions)	Average	High	Low	2023	2023	2022
Credit spread plus interest rate	$15.7	$24.1	$9.9	$19.1	$10.8	$10.2
Credit spread	9.5	16.3	5.0	7.4	6.1	5.5
Interest rate	14.0	21.9	9.3	17.4	11.4	9.6
Equities	4.6	7.8	3.6	4.3	4.7	5.1
Foreign exchange	3.7	8.1	1.4	4.2	4.9	1.8
Commodities	6.3	8.1	4.2	4.6	6.5	5.6
Debt specific	3.7	4.8	3.0	3.2	3.0	2.0
Diversification effect	(16.6)	–	–	(13.5)	(17.2)	(12.0)
Total VaR	$17.4	$25.2	$12.3	$21.9	$12.7	$12.7
Total Stressed VaR	$54.9	$87.3	$38.9	$47.5	$40.7	$25.7
(1)	Effective Q1 2023, the 2019/2020 COVID period was used to generate the Stressed VaR. In the prior periods, the Stressed VaR was calculated using the 2008/2009 credit crisis period.

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	April 30 2023	January 31 2023	April 30 2022	April 30 2023	January 31 2023	April 30 2022	April 30 2023	January 31 2023	April 30 2022
Liabilities
Senior note liabilities (2)	$26,935	$26,583	$21,927	$2,104	$(3,524)	$3,913	$6,473	$4,369	$4,108
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Change in fair value for the three month period attributable to change in own credit risk recorded in other comprehensive income	Cumulative change in fair value due to change in own credit risk (1)
As at April 30, 2023	$33,408	$26,935	$6,473	$1,661	$1,800
As at January 31, 2023	$30,952	$26,583	$4,369	$ (1,090)	$139
As at April 30, 2022	$26,035	$21,927	$4,108	$ 787	$289
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2023		January 31, 2023		October 31, 2022
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$63,893	$63,893	$81,386	$81,386	$65,895	$65,895
Trading assets	114,695	114,695	116,346	116,346	113,154	113,154
Securities purchased under resale agreements and securities borrowed	184,684	184,684	178,690	178,690	175,313	175,313
Derivative financial instruments	44,725	44,725	44,820	44,820	55,699	55,699
Investment securities – FVOCI and FVTPL	88,318	88,318	86,809	86,809	86,398	86,398
Investment securities – amortized cost	27,270	28,277	23,206	24,195	22,443	23,610
Loans	749,544	764,068	739,659	755,157	729,149	744,987
Customers’ liability under acceptances	21,901	21,901	21,872	21,872	19,494	19,494
Other financial assets	24,918	24,918	25,049	25,049	27,394	27,394
Liabilities:
Deposits	936,437	945,538	940,543	949,887	904,033	916,181
Financial instruments designated at fair value through profit or loss	26,935	26,935	26,583	26,583	22,421	22,421
Acceptances	21,951	21,951	21,912	21,912	19,525	19,525
Obligations related to securities sold short	41,310	41,310	43,439	43,439	40,449	40,449
Derivative financial instruments	50,562	50,562	52,746	52,746	65,900	65,900
Obligations related to securities sold under repurchase agreements and securities lent	132,631	132,631	132,206	132,206	139,025	139,025
Subordinated debentures	8,574	8,784	8,524	8,713	8,038	8,469
Other financial liabilities	50,182	51,486	47,862	48,697	45,723	46,682

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2023				January 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,191	$–	$1,191	$–	$725	$–	$725
Trading assets
Loans	–	6,905	5	6,910	–	7,641	1	7,642
Canadian federal government and government guaranteed debt	15,145	2,944	–	18,089	11,541	4,407	–	15,948
Canadian provincial and municipal debt	4,673	4,470	–	9,143	4,497	4,798	–	9,295
U.S. treasury and other U.S. agencies’ debt	11,911	536	–	12,447	11,488	–	–	11,488
Other foreign governments’ debt	15	9,295	–	9,310	187	8,676	–	8,863
Corporate and other debt	2,513	8,117	–	10,630	2,643	7,992	6	10,641
Equity securities	45,852	88	1	45,941	50,362	110	28	50,500
Other	–	2,225	–	2,225	–	1,969	–	1,969
	$80,109	$34,580	$6	$114,695	$80,718	$35,593	$35	$116,346
Investment securities (2)
Canadian federal government and government guaranteed debt	$4,569	$4,720	$–	$9,289	$5,008	$4,854	$–	$9,862
Canadian provincial and municipal debt	3,729	3,922	–	7,651	2,480	3,945	–	6,425
U.S. treasury and other U.S. agencies’ debt	31,318	2,139	–	33,457	32,223	2,612	–	34,835
Other foreign governments’ debt	3,352	28,117	–	31,469	3,153	26,155	–	29,308
Corporate and other debt	–	2,061	55	2,116	–	2,011	53	2,064
Equity securities	2,383	219	1,734	4,336	2,442	217	1,656	4,315
	$45,351	$41,178	$1,789	$88,318	$45,306	$39,794	$1,709	$86,809
Derivative financial instruments
Interest rate contracts	$–	$13,478	$–	$13,478	$–	$13,698	$12	$13,710
Foreign exchange and gold contracts	–	25,792	–	25,792	–	25,406	–	25,406
Equity contracts	38	2,451	32	2,521	62	2,309	25	2,396
Credit contracts	–	481	3	484	–	517	4	521
Commodity contracts	–	2,435	15	2,450	–	2,774	13	2,787
	$38	$44,637	$50	$44,725	$62	$44,704	$54	$44,820
Liabilities:
Deposits	$–	$116	$–	$116	$–	$104	$–	$104
Financial liabilities designated at fair value through profit or loss	–	26,935	–	26,935	–	26,583	–	26,583
Obligations related to securities sold short	35,613	5,696	1	41,310	38,104	5,329	6	43,439

Derivative financial instruments
Interest rate contracts	–	19,520	–	19,520	–	19,865	12	19,877
Foreign exchange and gold contracts	–	25,813	–	25,813	–	28,000	–	28,000
Equity contracts	185	2,578	22	2,785	152	2,834	22	3,008
Credit contracts	–	24	1	25	–	20	2	22
Commodity contracts	–	2,415	4	2,419	–	1,833	6	1,839
	$185	$50,350	$27	$50,562	$152	$52,552	$42	$52,746
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $28,277 (January 31, 2023 – $24,195).

	As at October 31, 2022
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$543	$–	$543
Trading assets
Loans	–	7,811	–	7,811
Canadian federal government and government guaranteed debt	10,139	4,595	–	14,734
Canadian provincial and municipal debt	4,299	5,978	–	10,277
U.S. treasury and other U.S. agencies’ debt	11,957	–	–	11,957
Other foreign governments’ debt	15	8,287	–	8,302
Corporate and other debt	2,367	8,976	1	11,344
Equity securities	46,698	224	11	46,933
Other	–	1,796	–	1,796
	$75,475	$37,667	$12	$113,154
Investment securities (2)
Canadian federal government and government guaranteed debt	$4,947	$6,055	$–	$11,002
Canadian provincial and municipal debt	2,029	3,400	–	5,429
U.S. treasury and other U.S. agencies’ debt	32,412	2,824	–	35,236
Other foreign governments’ debt	3,217	24,487	–	27,704
Corporate and other debt	40	1,874	48	1,962
Equity securities	3,210	215	1,640	5,065
	$45,855	$38,855	$1,688	$86,398
Derivative financial instruments
Interest rate contracts	$–	$15,193	$17	$15,210
Foreign exchange and gold contracts	–	32,223	–	32,223
Equity contracts	332	2,209	20	2,561
Credit contracts	–	780	–	780
Commodity contracts	–	4,912	13	4,925
	$332	$55,317	$50	$55,699
Liabilities:
Deposits	$–	$15	$–	$15
Financial liabilities designated at fair value through profit or loss	–	22,421	–	22,421
Obligations related to securities sold short	35,059	5,387	3	40,449

Derivative financial instruments
Interest rate contracts	–	22,842	12	22,854
Foreign exchange and gold contracts	–	35,634	–	35,634
Equity contracts	636	3,063	21	3,720
Credit contracts	–	25	–	25
Commodity contracts	–	3,660	7	3,667
	$636	$65,224	$40	$65,900
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt inv est ment securities measured at amortized cost of $23,610.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2023.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$1	$–	$–	$5	$–	$(1)	$5	$–
Corporate and other debt	6	–	–	–	–	(6)	–	–
Equity securities	28	–	–	1	(28)	–	1	–
	35	–	–	6	(28)	(7)	6	–
Investment securities
Corporate and other debt	53	1	1	–	–	–	55	1
Equity securities	1,656	44	1	54	(19)	(2)	1,734	44
	1,709	45	2	54	(19)	(2)	1,789	45
Derivative financial instruments – assets
Interest rate contracts	12	–	–	–	(3)	(9)	–	–
Equity contracts	25	(3)	–	2	(1)	9	32	(3	) (2)
Credit contracts	4	(1)	–	–	–	–	3	(1)
Commodity contracts	13	2	–	–	–	–	15	2

Derivative financial instruments – liabilities
Interest rate contracts	(12)	–	–	–	3	9	–	–
Equity contracts	(22)	(3)	–	(4)	3	4	(22)	(3	) (2)
Credit contracts	(2)	1	–	–	–	–	(1)	1
Commodity contracts	(6)	2	–	–	–	–	(4)	2
	12	(2)	–	(2)	2	13	23	(2)

Obligations related to securities sold short	(6)	–	–	–	–	5	(1)	–
Total	$1,750	$43	$2	$58	$(45)	$9	$1,817	$43
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tab
les
summarize the changes in Level
3
instruments carried at fair value for the
three
months ended January
31
,
2023
and October
31
,
2022
.

	As at January 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$12	$–	$–	$–	$(5)	$28	$35
Investment securities	1,688	10	10	47	(49)	3	1,709
Derivative financial instruments	10	2	–	(4)	(3)	7	12
Obligations related to securities sold short	(3)	–	–	–	2	(5)	(6)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$43	$(1)	$–	$–	$(1)	$(29)	$12
Investment securities	1,735	74	–	56	(62)	(115)	1,688
Derivative financial instruments	25	(18)	–	3	–	–	10
Financial liabilities designated at fair value through profit or loss	(12)	–	–	–	12	–	–
Obligations related to securities sold short	(3)	–	–	(2)	3	(1)	(3)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.